UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

April 30, 2009

Legacy Large Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%

AEROSPACE & DEFENSE ― 6.3%
Lockheed Martin Corp.	2,323	$ 182,425
Northrop Grumman Corp.	3,764	181,990
Raytheon Co.	3,713	167,939
		532,354

BIOTECHNOLOGY ― 2.1%
Gilead Sciences, Inc.(1)	3,858	176,696

CHEMICALS ― 2.6%
Monsanto Co.	2,541	215,705

COMMERCIAL BANKS ― 2.4%
HDFC Bank Ltd. ADR(1)	2,681	198,448

COMMUNICATIONS EQUIPMENT ― 7.9%
QUALCOMM, Inc.	4,151	175,670
Research In Motion Ltd.(1)	4,194	291,483
Telefonaktiebolaget LM Ericsson ADR	23,497	200,430
		667,583

COMPUTERS & PERIPHERALS ― 4.7%
Apple, Inc.(1)	1,738	218,693
Hewlett-Packard Co.	5,042	181,411
		400,104

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.9%
Telefonica SA ADR	2,868	161,440

ELECTRIC UTILITIES ― 4.4%
Enersis SA ADR	11,795	176,807
FPL Group, Inc.	3,628	195,150
		371,957

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 2.0%
LG Display Co., Ltd. ADR	14,043	172,588

ENERGY EQUIPMENT & SERVICES ― 4.7%
Baker Hughes, Inc.	5,285	188,040
National Oilwell Varco, Inc.(1)	6,914	209,356
		397,396

FOOD & STAPLES RETAILING ― 4.1%
Safeway, Inc.	7,914	156,302
Walgreen Co.	6,135	192,823
		349,125

HEALTH CARE PROVIDERS & SERVICES ― 2.0%
Medco Health Solutions, Inc.(1)	3,870	168,538

HOTELS, RESTAURANTS & LEISURE ― 4.6%
McDonald's Corp.	3,240	172,659
Yum! Brands, Inc.	6,479	216,075
		388,734

INDUSTRIAL CONGLOMERATES ― 2.0%
Siemens AG ADR	2,468	165,183

INSURANCE ― 4.9%
Aflac, Inc.	7,009	202,490

Legacy Large Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

Progressive Corp. (The)(1)	13,527	$ 206,693
		409,183

INTERNET & CATALOG RETAIL ― 2.4%
Amazon.com, Inc.(1)	2,519	202,830

IT SERVICES ― 7.5%
Automatic Data Processing, Inc.	4,837	170,263
International Business Machines Corp.	2,178	224,791
MasterCard, Inc., Class A	1,271	233,165
		628,219

MEDIA ― 4.6%
British Sky Broadcasting Group plc ADR	6,335	180,231
DIRECTV Group, Inc. (The)(1)	8,415	208,103
		388,334

METALS & MINING ― 3.9%
Freeport-McMoRan Copper & Gold, Inc.	4,222	180,068
Newmont Mining Corp.	3,776	151,946
		332,014

MULTI-UTILITIES ― 2.2%
Public Service Enterprise Group, Inc.	6,180	184,411

OIL, GAS & CONSUMABLE FUELS ― 2.4%
Anadarko Petroleum Corp.	4,686	201,779

PHARMACEUTICALS ― 9.1%
Bristol-Myers Squibb Co.	12,937	248,390
Novo Nordisk AS ADR	3,622	172,081
Sanofi-Aventis SA ADR	5,709	163,963
Teva Pharmaceutical Industries Ltd. ADR	4,192	183,987
		768,421

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,208	181,889

SOFTWARE ― 3.6%
CA, Inc.	9,232	159,252
VMware, Inc., Class A(1)	5,665	147,743
		306,995

TOBACCO ― 4.3%
Altria Group, Inc.	11,143	181,965
Lorillard, Inc.	2,834	178,911
		360,876
TOTAL COMMON STOCKS
(Cost $7,780,230)		8,330,802
TEMPORARY CASH INVESTMENTS — 1.0%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $88,259)	88,259	88,259

TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $7,868,489)		8,419,061
OTHER ASSETS AND LIABILITIES — 0.2%		15,465
TOTAL NET ASSETS — 100.0%		$8,434,526

Legacy Large Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	72.1%
Canada	3.5%
Sweden	2.4%
India	2.4%
Israel	2.2%
Taiwan (Republic of China)	2.2%
United Kingdom	2.1%
Chile	2.1%
South Korea	2.0%
Denmark	2.0%
Germany	2.0%
Other Countries	3.8%
Cash and Equivalents*	1.2%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Large Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 8,419,061
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 8,419,061

3. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 7,942,044
Gross tax appreciation of investments	$ 728,928
Gross tax depreciation of investments	(251,911)
Net tax appreciation (depreciation) of investments	$ 477,017

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

April 30, 2009

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%

AEROSPACE & DEFENSE ― 3.5%
Precision Castparts Corp.	6,262	$ 468,773

BEVERAGES ― 3.8%
Cia de Bebidas das Americas ADR Preference Shares	9,059	510,747

CAPITAL MARKETS ― 13.9%
BlackRock, Inc.	2,981	436,776
Deutsche Bank AG(1)	9,521	499,186
Goldman Sachs Group, Inc. (The)	4,027	517,470
Morgan Stanley	17,982	425,094
		1,878,526

COMMUNICATIONS EQUIPMENT ― 6.9%
Research In Motion Ltd.(1)	6,479	450,290
Telefonaktiebolaget LM Ericsson ADR	56,143	478,900
		929,190

COMPUTERS & PERIPHERALS ― 3.6%
Apple, Inc.(1)	3,929	494,386

CONSUMER FINANCE ― 3.4%
American Express Co.	18,429	464,779

DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.1%
Verizon Communications, Inc.	13,762	417,539

ENERGY EQUIPMENT & SERVICES ― 3.0%
National Oilwell Varco, Inc.(1)	13,397	405,661

FOOD & STAPLES RETAILING ― 3.6%
Walgreen Co.	15,498	487,102

HEALTH CARE PROVIDERS & SERVICES ― 3.2%
Quest Diagnostics, Inc.	8,470	434,765

HOUSEHOLD PRODUCTS ― 3.2%
Colgate-Palmolive Co.	7,311	431,349

INTERNET & CATALOG RETAIL ― 4.4%
Amazon.com, Inc.(1)	7,364	592,949

INTERNET SOFTWARE & SERVICES ― 3.3%
eBay, Inc.(1)	27,254	448,874

IT SERVICES ― 8.3%
International Business Machines Corp.	5,733	591,703
Visa, Inc., Class A	8,104	526,436
		1,118,139

METALS & MINING ― 8.9%
AngloGold Ashanti Ltd. ADR	12,726	391,961
Freeport-McMoRan Copper & Gold, Inc.	9,825	419,036
Newmont Mining Corp.	9,838	395,881
		1,206,878

PHARMACEUTICALS ― 6.3%
Bristol-Myers Squibb Co.	21,965	421,728
Teva Pharmaceutical Industries Ltd. ADR	9,768	428,718
		850,446

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,009	$ 528,595

SOFTWARE ― 6.8%
Symantec Corp.(1)	29,399	507,133
VMware, Inc., Class A(1)	15,602	406,900
		914,033

SPECIALTY RETAIL ― 3.4%
TJX Cos., Inc. (The)	16,414	459,100

TOBACCO ― 3.2%
Altria Group, Inc.	26,907	439,391

TOTAL COMMON STOCKS
(Cost $12,928,025)		13,481,222
TEMPORARY CASH INVESTMENTS — 0.6%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $75,227)	75,227	75,227

TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $13,003,252)		13,556,449
OTHER ASSETS AND LIABILITIES — (0.3)%		(38,348)
TOTAL NET ASSETS — 100.0%		$13,518,101

Geographic Diversification
(as a % of net assets)
United States	75.4%
Taiwan (Republic of China)	3.9%
Brazil	3.8%
Germany	3.7%
Sweden	3.5%
Canada	3.3%
Israel	3.2%
South Africa	2.9%
Cash and Equivalents*	0.3%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 13,556,449
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 13,556,449

3. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 13,003,252
Gross tax appreciation of investments	$ 887,981
Gross tax depreciation of investments	(334,784)
Net tax appreciation (depreciation) of investments	$ 553,197

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

April 30, 2009

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.6%

AEROSPACE & DEFENSE ― 2.7%
Cubic Corp.	6,077	$ 174,471
Lockheed Martin Corp.	2,208	173,394
Raytheon Co.	4,458	201,635
		549,500

BIOTECHNOLOGY ― 6.5%
Amgen, Inc.(1)	5,288	256,310
Biogen Idec, Inc.(1)	4,492	217,143
Gilead Sciences, Inc.(1)	5,040	230,832
Maxygen, Inc.(1)	19,931	116,596
Myriad Genetics, Inc.(1)	7,722	299,537
Repligen Corp.(1)	54,369	231,068
		1,351,486

CHEMICALS ― 1.4%
FMC Corp.	6,020	293,355

COMMERCIAL BANKS ― 3.5%
National Bank of Greece SA ADR	58,492	236,892
Southside Bancshares, Inc.	13,189	280,927
Trustmark Corp.	9,559	207,813
		725,632

COMMUNICATIONS EQUIPMENT ― 4.0%
Anaren, Inc.(1)	19,036	247,658
Harris Corp.	5,036	154,001
Research In Motion Ltd.(1)	3,155	219,273
Telefonaktiebolaget LM Ericsson ADR	23,442	199,960
		820,892

COMPUTERS & PERIPHERALS ― 2.3%
Apple, Inc.(1)	1,624	204,348
Synaptics, Inc.(1)	8,056	261,659
		466,007

CONSTRUCTION & ENGINEERING ― 1.0%
MasTec, Inc.(1)	16,039	200,648

DIVERSIFIED CONSUMER SERVICES ― 5.3%
DeVry, Inc.	3,188	135,681
H&R Block, Inc.	8,149	123,376
ITT Educational Services, Inc.(1)	1,390	140,070
Lincoln Educational Services Corp.(1)	15,930	264,279
Strayer Education, Inc.	2,314	438,295
		1,101,701

DIVERSIFIED FINANCIAL SERVICES ― 1.3%
Moody's Corp.	9,087	268,248

DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.6%
KT Corp. ADR	13,575	194,394
Portugal Telecom SGPS SA ADR	22,432	169,362
Telecomunicacoes de Sao Paulo SA ADR	10,224	221,758
Windstream Corp.	20,361	168,996
		754,510

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

ELECTRIC UTILITIES ― 1.3%
FPL Group, Inc.	5,036	$ 270,886

ELECTRICAL EQUIPMENT ― 1.5%
GT Solar International, Inc.(1)	42,725	302,920

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 3.5%
CPI International, Inc.(1)	23,853	261,191
LG Display Co., Ltd. ADR	22,711	279,118
Spectrum Control, Inc.(1)	25,624	181,162
		721,471

ENERGY EQUIPMENT & SERVICES ― 4.4%
Baker Hughes, Inc.	5,323	189,393
ENGlobal Corp.(1)	45,917	264,941
National Oilwell Varco, Inc.(1)	9,494	287,478
Noble Corp.	6,460	176,552
		918,364

FOOD & STAPLES RETAILING ― 1.7%
Delhaize Group ADR	2,777	187,725
Safeway, Inc.	7,977	157,546
		345,271

FOOD PRODUCTS ― 1.6%
J.M. Smucker Co. (The)	4,693	184,904
Unilever plc ADR	8,019	156,050
		340,954

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.2%
C.R. Bard, Inc.	2,859	204,790
Hospira, Inc.(1)	7,302	240,017
		444,807

HEALTH CARE PROVIDERS & SERVICES ― 7.8%
AmerisourceBergen Corp.	6,875	231,275
CIGNA Corp.	9,795	193,059
DaVita, Inc.(1)	4,624	214,415
Emergency Medical Services Corp., Class A(1)	7,553	263,147
Laboratory Corp. of America Holdings(1)	3,860	247,619
Medco Health Solutions, Inc.(1)	4,285	186,612
Omnicare, Inc.	10,461	268,952
		1,605,079

HEALTH CARE TECHNOLOGY ― 1.5%
Computer Programs & Systems, Inc.	8,870	310,361

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.4%
Mirant Corp.(1)	10,049	127,924
NRG Energy, Inc.(1)	8,828	158,727
		286,651

INSURANCE ― 10.3%
Aflac, Inc.	9,231	266,684
Alleghany Corp.(1)	698	176,973
Allianz SE ADR	20,395	184,779
Allied World Assurance Co. Holdings Ltd.	5,215	193,685
Cincinnati Financial Corp.	9,131	218,687
Fairfax Financial Holdings Ltd.	830	220,265
HCC Insurance Holdings, Inc.	11,855	283,572

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

Odyssey Re Holdings Corp.	3,638	$ 139,299
Progressive Corp. (The)(1)	15,724	240,263
Tower Group, Inc.	7,711	209,662
		2,133,869

INTERNET & CATALOG RETAIL ― 1.1%
PetMed Express, Inc.(1)	13,493	219,396

IT SERVICES ― 1.9%
Affiliated Computer Services, Inc., Class A(1)	4,121	199,374
Automatic Data Processing, Inc.	5,449	191,805
		391,179

MEDIA ― 3.0%
DreamWorks Animation SKG, Inc., Class A(1)	14,586	350,210
Primedia, Inc.	67,782	264,350
		614,560

METALS & MINING ― 1.7%
Gold Fields Ltd. ADR	18,689	194,366
Harmony Gold Mining Co. Ltd. ADR(1)	16,911	157,610
		351,976

MULTI-UTILITIES ― 0.9%
CenterPoint Energy, Inc.	18,063	192,190

OIL, GAS & CONSUMABLE FUELS ― 4.1%
Anadarko Petroleum Corp.	4,759	204,923
DCP Midstream Partners LP	16,809	250,454
Teekay Tankers Ltd., Class A	14,051	169,455
Walter Energy, Inc.	9,333	212,792
		837,624

PERSONAL PRODUCTS ― 0.8%
Schiff Nutrition International, Inc.(1)	34,495	165,576

PHARMACEUTICALS ― 5.4%
Abbott Laboratories	5,217	218,331
AstraZeneca plc ADR	5,960	208,421
Bristol-Myers Squibb Co.	10,537	202,310
Forest Laboratories, Inc.(1)	7,400	160,506
Novo Nordisk A/S ADR	3,321	157,781
Sanofi-Aventis SA ADR	5,683	163,216
		1,110,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.9%
National Semiconductor Corp.	15,249	188,630

SOFTWARE ― 3.7%
McAfee, Inc.(1)	9,036	339,211
MicroStrategy, Inc., Class A(1)	5,325	207,196
TeleCommunication Systems, Inc., Class A(1)	21,496	210,876
		757,283

SPECIALTY RETAIL ― 1.9%
GameStop Corp., Class A(1)	6,263	188,892
O'Reilly Automotive, Inc.(1)	5,406	210,023
		398,915

THRIFTS & MORTGAGE FINANCE ― 1.4%
Hudson City Bancorp., Inc.	23,891	300,071

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)
Shares	Value

TOBACCO ― 2.1%
Altria Group, Inc.	13,448	$ 219,606
Lorillard, Inc.	3,407	215,084
		434,690

WIRELESS TELECOMMUNICATION SERVICES ― 0.9%
NTT DoCoMo, Inc. ADR	12,702	176,939

TOTAL COMMON STOCKS
(Cost $20,094,246)		20,352,206
TEMPORARY CASH INVESTMENTS — 0.3%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $68,881)	68,881	68,881

TOTAL INVESTMENT SECURITIES — 98.9%
(Cost $20,163,127)		20,421,087
OTHER ASSETS AND LIABILITIES — 1.1%		228,222
TOTAL NET ASSETS — 100.0%		$20,649,309

Geographic Diversification
(as a % of net assets)
United States	81.5%
South Korea	2.3%
Canada	2.1%
United Kingdom	1.8%
South Africa	1.7%
Greece	1.1%
Brazil	1.1%
Sweden	1.0%
Bermuda	0.9%
Belgium	0.9%
Germany	0.9%
Japan	0.9%
Portugal	0.8%
France	0.8%
Denmark	0.8%
Cash and Equivalents*	1.4%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 20,421,087
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
$ 20,421,087

3. Federal Tax Information

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 20,173,507
Gross tax appreciation of investments	$ 1,631,177
Gross tax depreciation of investments	(1,383,597)
Net tax appreciation (depreciation) of investments	$ 247,580

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 25, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2009